Financial Liabilities (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Financial Liabilities

Financial liabilities consist of (in thousands):

	March 31,	December 31,
	2015	2014

Secured term loan	$10,000	$10,000
Bank revolving loan facility	4,300	4,300
Less: Unamortized discount	(323)	(362)
Long-term financial liabilities	$13,977	$13,938

Company's Financial Obligations

The following table summarizes the timing of repayment obligations for the Company’s financial liabilities for the next five years under the current terms of the Credit Agreement as of March 31, 2015 (in thousands):

	2015	2016	2017	2018	Total
Bank term loan and revolving loan facility	$—	$—	$14,300	$—	$14,300